Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income Parenthetical (USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss), Reclassification Adjustment for Write-down of Securities Included in Net Income, Tax	$ 600